REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Revenues	$ 266,954	$ 245,006	$ 193,303
United States
Revenue, Major Customer [Line Items]
Revenues	186,937	172,733	135,291
Rest of world
Revenue, Major Customer [Line Items]
Revenues	79,518	71,510	56,914
Israel
Revenue, Major Customer [Line Items]
Revenues	$ 499	$ 763	$ 1,098